Babcock-Thermo Clean Combustion LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
Note 3:  Babcock-Thermo Clean Combustion LLC

On February 25, 2009, the Company’s majority-owned subsidiary, TEPS, and Babcock Power Development, LLC (“BPD”), a subsidiary of Babcock Power, Inc., entered into a Limited Liability Company Agreement (the “LLC Agreement”) establishing Babcock-Thermo Carbon Capture LLC, a Delaware limited liability company now known as Babcock-Thermo Clean Combustion LLC (the “Joint Venture”) for the purpose of developing and commercializing its proprietary ZEBS technology.

TEPS has entered into a license agreement with the Joint Venture and BPD, pursuant to which it has granted to the Joint Venture an exclusive, irrevocable (except as otherwise provided therein), world-wide and royalty-free license to TEPS’ intellectual property related to or necessary to practice the ZEBS technology (the “ZEBS License”).  In the LLC Agreement, BPD has agreed to develop, at its own expense, intellectual property in connection with three critical subsystems relating to the ZEBS technology: a combustor subsystem, a steam generating heating surface subsystem, and a condensing heat exchangers subsystem (collectively, the “Subsystems”) and BPD has entered into a license agreement with the Joint Venture and TEPS pursuant to which it has granted the Joint Venture an exclusive, irrevocable (except as otherwise provided therein), world-wide, fully paid up and royalty-free license to BPD’s know-how and other proprietary intellectual property related to or necessary to practice the Subsystems.

Pursuant to the LLC Agreement, TEPS and BPD each own a 50% membership interest in the Joint Venture.  The LLC Agreement provides that each member may be required, from time to time, to make capital contributions to the Joint Venture to fund its operations.  The Company and BPD each made capital contributions of $400,000 to the Joint Venture in the first nine months of 2011.

The Joint Venture is managed by a six-person Board of Managers, with three managers appointed by each member.  The Board of Managers has adopted a set of milestones by which it will measure the progress of the Joint Venture.  Pursuant to the LLC Agreement, either member may withdraw from the Joint Venture if any milestone is not met (unless the failure to meet such milestone is primarily attributable to a failure by such member to perform its obligations under the LLC Agreement or any related agreements).  If a member exercises its right to withdraw, the license that such member has granted to the Joint Venture will automatically terminate.

The LLC Agreement obligates the Joint Venture and each member to indemnify and hold the other member and its affiliates harmless against damages and losses resulting from such member’s fraud, gross negligence or intentional misconduct with respect to the Joint Venture.  The Company and Babcock Power, Inc. have entered into separate agreements to indemnify the joint venture and its members (other than the Company’s respective subsidiary-members) and their respective affiliates against damages and losses resulting from fraud, gross negligence or intentional misconduct of the respective subsidiary-members with respect to the Joint Venture.

The LLC Agreement contains other conventional terms, including provisions relating to governance of the entity, allocation of profits and losses, and restrictions on transfer of a member’s interest.

The Company accounts for the Joint Venture using the equity method of accounting.  Accordingly, the Company reduced the value of its investment in the Joint Venture by approximately $386,000 in the first nine months of 2011 to account for its share of net losses incurred by the Joint Venture.  The value of the Company’s investment in the Joint Venture is approximately $34,000 as of September 30, 2011 and is classified as Other Assets on the Company’s Consolidated Balance Sheets.

Note 3:  Formation of Babcock-Thermo Carbon Capture LLC

On February 25, 2009, the Company’s subsidiary, TEPS, and  Babcock Power Development, LLC (“BPD”), a subsidiary of Babcock Power, Inc., entered into a Limited Liability Company Agreement (the “LLC Agreement”) establishing Babcock-Thermo Carbon Capture LLC, a Delaware limited liability company (the “Joint Venture”) for the purpose of developing and commercializing its proprietary ZEBS technology.

TEPS has entered into a license agreement with the Joint Venture and BPD, pursuant to which it has granted to the Joint Venture an exclusive, irrevocable (except as otherwise provided therein), world-wide and royalty-free license to TEPS’ intellectual property related to or necessary to practice the ZEBS technology (the “ZEBS License”).   In the LLC Agreement, BPD has agreed to develop, at its own expense, intellectual property in connection with three critical subsystems relating to the ZEBS technology: a combustor subsystem, a steam generating heating surface subsystem, and a condensing heat exchangers subsystem (collectively, the “Subsystems”) and  BPD has entered into a license agreement with the Joint Venture and TEPS pursuant to which it has granted the Joint Venture an exclusive, irrevocable (except as otherwise provided therein), world-wide, fully paid up and royalty-free license to BPD’s know-how and other proprietary intellectual property related to or necessary to practice the Subsystems.

Pursuant to the LLC Agreement, each of ThermoEnergy Power Systems and BPD owns a 50% membership interest in the Joint Venture.  The LLC Agreement provides that each member may be required, from time to time, to make capital contributions to the Joint Venture to fund its operations.  The Company made a $50,000 capital contribution to the Joint Venture in August 2009, and made capital contributions to the Joint Venture totaling $61,000 in 2010.  The Company also made a capital contribution to the Joint Venture of $125,000 in January 2011.

The Joint Venture is managed by a six-person Board of Managers, with three managers appointed by each member.  The Board of Managers has adopted a set of milestones by which it will measure the progress of the Joint Venture.  Pursuant to the LLC Agreement, either member may withdraw from the Joint Venture if any milestone is not met (unless the failure to meet such milestone is primarily attributable to a failure by such member to perform its obligations under the LLC Agreement or any related agreements).  If a member exercises its right to withdraw, the license that such member has granted to the Joint Venture will automatically terminate.

The LLC Agreement obligates the Joint Venture and each member to indemnify and hold the other member and its affiliates harmless against damages and losses resulting from such member’s fraud, gross negligence or intentional misconduct with respect to the Joint Venture.  We and Babcock Power, Inc. have entered into separate agreements to indemnify the joint venture and its members (other than our respective subsidiary-members) and their respective affiliates against damages and losses resulting from fraud, gross negligence or intentional misconduct of our respective subsidiary-members with respect to the Joint Venture.

The LLC Agreement contains other conventional terms, including provisions relating to governance of the entity, allocation of profits and losses, and restrictions on transfer of a member’s interest.

The Company accounts for the Joint Venture using the equity method of accounting.  Accordingly, the Company reduced the value of its investment in the Joint Venture by $74,000 in 2010 to account for its share of net losses incurred by the Joint Venture. The value of the Company’s investment in the Joint Venture is $37,000 and $50,000 as of December 31, 2010 and 2009, respectively, and is classified as Other Assets on the Company’s Consolidated Balance Sheets.